Other Long-Term Assets	6 Months Ended
Jun. 30, 2022
Other Assets, Noncurrent Disclosure [Abstract]
Other Long-term Assets
(6) Other Long-term Assets
Other long-term assets consisted of the following (in thousands):

	June 30, 2022	December 31, 2021
Sensata prepaid services	$8,557	$—
Deferred costs	2,307	3,403
ROU asset	119	—
Security deposit	133	136

Total other long-term assets	$11,116	$3,539